Schedule of Investments (unaudited)
June 30, 2026
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 Franklin BSP CLO ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 101.7%
Aqueduct European CLO DAC, 2019-4X BRR (3 mo. EURIBOR + 1.700%)	3.938%	4/20/38	1,500,000 EUR	$1,716,049 (a)(b)
Aqueduct European CLO DAC, 2020-5AR CRR (3 mo. EURIBOR + 2.100%)	4.424%	7/15/39	1,000,000 EUR	1,143,171 (b)(c)(d)
Aqueduct European CLO DAC, 2022-7X BR (3 mo. EURIBOR + 1.950%)	4.351%	8/15/37	490,000 EUR	561,028 (a)(b)
Ares Loan Funding Ltd., 2023-ALF4A CR (3 mo. Term SOFR + 1.850%)	5.523%	10/15/38	1,421,000	1,422,664 (b)(c)
Bain Capital Euro CLO DAC, 2025-1X C (3 mo. EURIBOR + 2.100%)	4.265%	4/25/39	1,000,000 EUR	1,142,902 (a)(b)
Battalion CLO Ltd., 2021-17A CRR (3 mo. Term SOFR + 2.050%)	5.690%	3/9/34	1,000,000	1,001,227 (b)(c)
Bridge Street CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.260%)	4.935%	1/20/39	250,000	249,734 (b)(c)
Cairn CLO DAC, 2023-17X BR (3 mo. EURIBOR + 1.700%)	3.938%	1/18/39	610,000 EUR	694,899 (a)(b)
Diameter Capital CLO Ltd., 2025-9A A (3 mo. Term SOFR + 1.170%)	4.845%	4/20/38	2,000,000	1,999,166 (b)(c)
Fidelity Grand Harbour CLO DAC, 2023-1X B1R (3 mo. EURIBOR + 1.750%)	4.033%	2/15/38	1,500,000 EUR	1,718,078 (a)(b)
Guggenheim CLO Ltd., 2022-2A A1R (3 mo. Term SOFR + 1.150%)	4.823%	1/15/35	350,000	350,090 (b)(c)
HalseyPoint CLO Ltd., 2021-5A A1A (3 mo. Term SOFR + 1.472%)	5.135%	1/30/35	2,500,000	2,501,048 (b)(c)
HalseyPoint CLO Ltd., 2022-6A A1R (3 mo. Term SOFR + 1.350%)	5.025%	1/20/38	1,000,000	1,001,735 (b)(c)
Hayfin Emerald CLO DAC, 8X B (3 mo. EURIBOR + 1.750%)	3.990%	1/17/35	250,000 EUR	286,078 (a)(b)
Jamestown CLO Ltd., 2019-14A BRR (3 mo. Term SOFR + 1.750%)	5.425%	10/20/34	250,000	248,849 (b)(c)
Madison Park Euro Funding Designated Activity Co., 11AR BR (3 mo. EURIBOR + 1.850%)	4.174%	8/15/39	1,000,000 EUR	1,143,171 (b)(c)(d)
Madison Park Funding Ltd., 2020-45A CRR (3 mo. Term SOFR + 1.900%)	5.573%	7/15/34	250,000	249,508 (b)(c)
Madison Park Funding Ltd., 2025-71A A1 (3 mo. Term SOFR + 1.140%)	4.806%	4/23/38	2,000,000	1,997,000 (b)(c)
Marino Park CLO DAC, 1X BRR (3 mo. EURIBOR + 1.700%)	3.666%	4/16/39	1,675,000 EUR	1,912,613 (a)(b)
Nassau Euro CLO DAC, 1X CR (3 mo. EURIBOR + 2.200%)	4.593%	10/15/40	1,000,000 EUR	1,143,171 (a)(b)
Northwoods Capital Ltd., 2017-15A A1R3 (3 mo. Term SOFR + 1.310%)	4.985%	3/20/38	1,000,000	1,001,963 (b)(c)
OCP Euro CLO DAC, 2017-2A CRR (3 mo. EURIBOR + 2.100%)	4.424%	4/15/37	1,000,000 EUR	1,143,171 (b)(c)
Palmer Square CLO Ltd., 2018-1A A1R2 (3 mo. Term SOFR + 1.210%)	4.847%	4/18/37	1,000,000	1,005,769 (b)(c)
Pikes Peak CLO, 2019-3A ARR (3 mo. Term SOFR + 1.462%)	5.128%	10/25/34	4,000,000	4,001,780 (b)(c)
Ravensdale Park CLO DAC, 1X B1 (3 mo. EURIBOR + 1.650%)	3.815%	4/25/38	370,000 EUR	423,110 (a)(b)
Romark CLO Ltd., 2021-5A AR (3 mo. Term SOFR + 1.190%)	4.863%	1/15/35	400,000	400,026 (b)(c)
Silver Point CLO Ltd., 2025-15A A (3 mo. Term SOFR + 1.250%)	4.918%	1/15/39	2,000,000	2,001,112 (b)(c)
Sixth Street CLO Ltd., 2023-22A AR (3 mo. Term SOFR + 1.130%)	4.802%	4/21/38	2,000,000	1,997,968 (b)(c)
Sound Point Euro CLO Funding DAC, 4X BR (3 mo. EURIBOR + 1.700%)	3.904%	4/15/39	420,000 EUR	480,241 (a)(b)
Strata CLO Ltd., 2021-1A CR2 (3 mo. Term SOFR + 2.050%)	5.725%	10/20/33	1,000,000	997,000 (b)(c)
TPG CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.270%)	4.942%	1/21/39	3,000,000	3,002,757 (b)(c)
Trimaran CAVU Ltd., 2021-2A CR (3 mo. Term SOFR + 1.800%)	5.467%	10/25/34	2,500,000	2,500,820 (b)(c)
Vibrant CLO Ltd., 2018-10RAR A1R (3 mo. Term SOFR + 1.240%)	4.974%	4/20/36	1,000,000	1,000,495 (b)(c)(d)
Vibrant CLO Ltd., 2019-11A A1RR (3 mo. Term SOFR + 1.260%)	4.945%	4/20/39	3,000,000	3,001,212 (b)(c)
Vibrant CLO Ltd., 2019-11A A2R2 (3 mo. Term SOFR + 1.550%)	5.235%	4/20/39	2,000,000	1,992,484 (b)(c)
Voya Euro CLO DAC, 3X BR (3 mo. EURIBOR + 1.650%)	3.588%	3/16/38	1,500,000 EUR	1,712,796 (a)(b)
Wind River CLO Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.470%)	5.137%	7/25/38	2,000,000	2,006,866 (b)(c)

Total Asset-Backed Securities (Cost — $51,338,409)				51,151,751
Total Investments before Short-Term Investments (Cost — $51,338,409)				51,151,751

Short-Term Investments — 3.5%
BlackRock Liquidity FedFund - Institutional Shares (Cost — $1,769,402)	3.533%		1,769,402	1,769,402 (e)
Total Investments — 105.2% (Cost — $53,107,811)				52,921,153
Liabilities in Excess of Other Assets — (5.2)%				(2,605,090)
Total Net Assets — 100.0%				$50,316,063

See Notes to Schedule of Investments.

Franklin BSP CLO ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin BSP CLO ETF
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,141,707	EUR	1,000,000	National Australia Bank Ltd.	7/27/26	$(2,052)
EUR	1,400,000	USD	1,629,032	State Street Global Markets, LLC	7/27/26	(27,770)
USD	296,569	EUR	255,000	State Street Global Markets, LLC	7/27/26	4,911
USD	1,147,209	EUR	1,000,000	State Street Global Markets, LLC	7/27/26	3,450
USD	1,149,066	EUR	1,010,000	State Street Global Markets, LLC	7/27/26	(6,130)
USD	1,156,526	EUR	1,000,000	State Street Global Markets, LLC	7/27/26	12,767
USD	1,656,632	EUR	1,420,000	State Street Global Markets, LLC	7/27/26	32,495
USD	2,675,023	EUR	2,300,000	State Street Global Markets, LLC	7/27/26	44,379
USD	7,928,359	EUR	6,820,000	State Street Global Markets, LLC	7/27/26	127,926
Net unrealized appreciation on open forward foreign currency contracts						$189,976

Abbreviation(s) used in this table:
EUR	—	Euro
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin BSP CLO ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin BSP CLO ETF  (the “Fund”) is a separate non-diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Franklin BSP CLO ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities†	—	$51,151,751	—	$51,151,751
Short-Term Investments†	$1,769,402	—	—	1,769,402
Total Investments	$1,769,402	$51,151,751	—	$52,921,153
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$225,928	—	$225,928
Total	$1,769,402	$51,377,679	—	$53,147,081
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$35,952	—	$35,952

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin BSP CLO ETF 2026 Quarterly Report